Supplement dated May 1, 2014 to the following booklet dated May 1, 2014:

Adjustable Income Variable Annuity


Effective May 1, 2014, Advantus Index 500 Fund ? Class 2 has changed its name to SFT Advantus Index 500 Fund ? Class 2.



















Please retain this supplement for future reference.
F81106 5-2014